Redeemable Non-Controlling Interests (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Redeemable non-controlling interests [Line Items]
Accretion of redeemable non-controlling interests		¥ (766)	¥ (675)	¥ (575)
Redeemable non-controlling interest		¥ 7,963	¥ 7,197	¥ 6,522	¥ 5,947
Yoken Holding Limited [Member]
Redeemable non-controlling interests [Line Items]
Redeemable preferred shares (in Shares)	120,000
Amount of redeemable preferred shares	¥ 6,000
Percentage of preferred shares redeemable at redemption price measured by Interest per year Since Issuance of shares		10.00%